Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	195	189
Gold on hand (doré/bullion)	95	94
Ore stockpiles	498	454
Uranium oxide and sulfuric acid	22	24
Supplies	317	296
	1,127	1,057
Less: Materials on the leach pad(1)	(92)	(98)
	1,035	959
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule Of Inventory, Noncurrent Table [Text Block]
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	438	393
Ore stockpiles	31	31
	469	424
Less: Materials on the leach pad(1)	(438)	(393)
	31	31
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.